Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management
Taxes payable other than income tax	$ 345,461	$ 308,345	$ 220,524
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	3,429,873	2,978,559	2,382,345
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	757,756	696,566	630,757
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	4,549,575	4,593,223	4,644,387
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	196,791	208,729	249,507
Employee statutory profit-sharing payable	12,883	8,218	6,475
Liquidity | Accrued expenses
Financial risk management
Financial Liabilities	42,438	40,227	69,125
Liquidity | Short-term and long-term financial leasing
Financial risk management
Financial Liabilities	220,860	28,806	37,450
Liquidity | Accounts payable to related parties
Financial risk management
Financial Liabilities	$ 187,515	$ 226,202	$ 130,022